Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2011	2012
	$	$
Held-to-maturity securities
- Current	20,714,145	49,035,610
- Non-current	1,892,308	—
Other long-term investments	—	3,106,692

Total	22,606,453	52,142,302